UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   12/31/05

Check here if Amendment [ ]; Amendment number: _________________
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Ameritas Investment Corp.
                  5900 "O" Street
                  Lincoln, NE 68510

Form 13F File Number:     28-10192
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Robert J. O'Meara
Title:            Assistant Treasurer
Phone:            402-325-4038

Signature, Place, and Date of Signing:

    /s/ Robert J. O'Meara               Lincoln, Nebraska        02/13/06
---------------------------        -------------------------- ------------------
        (signature)                       (city, state)            (Date)

Report Type (Check only one):

[ ] 3F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number          Name

28-00869     Fred Alger Management, Inc.

28-00060     David L. Babson & Company, Inc.

28-05129     Calvert Asset Management Company, Inc.

28-02013     Harris Associates L.P.

28-01666     Eagle Asset Management, Inc.

28-00399     SSgA Funds Management, Inc., a division of State Street Corporation

28-06605     Thornburg Investment Management, Inc.